NATURE OF OPERATIONS	12 Months Ended
Dec. 31, 2023
Disclosure Of Nature Of Operations [Abstract]
NATURE OF OPERATIONS [Text Block]

1. NATURE OF OPERATIONS

Integra Resources Corp. ("Integra" or the "Company") was incorporated on April 15, 1997 as Berkana Digital Studios Inc. On December 4, 1998, the name of the Company was changed to Claim Lake Resource Inc. and on March 31, 2005, the Company changed its name to Fort Chimo Minerals Inc. On January 1, 2009, the Company amalgamated with its wholly-owned subsidiary, Limestone Basin Exploration Ltd. The amalgamated company continued to operate as Fort Chimo Minerals Inc. On June 14, 2011, the Company changed its name to Mag Copper Limited and on August 11, 2017, the Company changed its name to Integra Resources Corp. The Company acquired Millennial Precious Metals Corp ("Millennial" or "MPM") on May 4, 2023 (see Note 11).

Integra is one of the largest precious metals exploration and development companies in the Great Basin of the Western USA. Integra is currently focused on advancing its two flagship oxide heap leach projects: the past producing DeLamar Project (comprised of the DeLamar and Florida Mountain deposits) located in southwestern Idaho and the Nevada North Project (comprised of the Wildcat and Mountain View deposits) located in western Nevada. The Company also holds a portfolio of highly prospective early-stage exploration projects in Idaho, Nevada, and Arizona. Integra's long-term vision is to become a leading USA focused mid-tier high margin gold and silver producer.

The Company's head office is located at 1050 - 400 Burrard Street, Vancouver, BC V6C 3A6 and its registered office is located at 2200 HSBC Building, 885 West Georgia Street Vancouver, BC V6C 3E8.

The Company trades on the TSX Venture under the trading symbol "ITR". The common shares of the Company began trading on the NYSE American under the ticker "ITRG" on July 31, 2020.

The Company's warrants trade on the TSX Venture under the symbol MPM.WT and ITR.WT.

On May 26, 2023, the Company consolidated its common shares on the basis of one (1) new post-consolidation common share for every two and a half (2.5) existing pre-consolidation common share (the "Consolidation"). Proportionate adjustments have been made to the Company's outstanding stock options, restricted share units, deferred share units, and warrants. As required by IFRS (as defined below), all references to share capital, common shares outstanding and per share amounts in these audited consolidated financial statements and the accompanying notes have been restated retrospectively to reflect the Consolidation.